Condensed Consolidated Statements of Cash Flow (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss	$ (602,732)	$ (593,132)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,491	9,056
(Gain) loss on fair value adjustment of convertible debt	(30,511)	17,996
Non cash accrued interest expense	108,476	92,200
Changes in assets and liabilities:
Accounts receivables, net	1,953	63,686
Prepaid expenses and other current assets	(2,861)	18,642
Other assets	31,644	9,214
Accounts payable & accrued expenses	(96,325)	(102,969)
Due to Affiliates	50,000	50,000
Post employment benefits	66,913	127,223
Other liabilities	(33,584)	71,033
Net cash used in operating activities	(500,536)	(237,051)
Cash flows from investing activities:
Purchase of fixed assets		(1,425)
Net cash used in investing activities		(1,425)
Cash flows from financing activities:
Proceeds from issuance of convertible debt	191,253	339,999
Proceeds from issuance of promissory notes – ReShape	600,000
Advance from Affiliates	(9,248)	30,942
Net cash provided by financing activities	782,005	370,941
Effect of exchange rate changes on cash and cash equivalents	12	(84)
Net (Decrease)/Increase in cash and cash equivalents	281,481	132,381
Cash and cash equivalents at beginning of the period	101,905	16,646
Cash and cash equivalents at end of the period	$ 383,386	149,027
Supplemental non-cash and financing activities:
Shares issued in settlement of liability to vendor		1,680,210
Exchange of accrued fees to director for stock options		450,000
Exchange of accrued compensation for stock options		$ 665,232